LVIP Money Market Fund
LVIP Money Market Fund (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP Money Market Fund (the “Fund”) is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Money Market Fund	Standard Class	Service Class
Management Fee	0.37%	0.37%
Distribution and/or Service (12b-1) fees	none	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.44%	0.69%

Due to the current low yield environment, Lincoln Investment Advisors Corporation (the “adviser”) may voluntarily waive a portion of its management fee. This temporary waiver may be modified or terminated by the adviser at any time and without shareholder approval.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Money Market Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	45	141	246	555
Service Class	70	221	384	859

Expense Example, No Redemption LVIP Money Market Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	45	141	246	555
Service Class	70	221	384	859

Principal Investment Strategies
The Fund pursues its objective by investing in a diverse group of high-quality short-term money market instruments that mature or are subject to a demand feature requiring principal payment within 397 days from the date of purchase or the date of reset. These instruments include, but are not limited to:
  obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
  certificates of deposit, loan participations and other obligations of both U.S. and foreign banks that have assets of at least one billion dollars; and
  commercial paper and other debt obligations of U.S. and foreign corporations, municipalities, institutions of higher education and other institutions.
When selecting money market securities, the sub-adviser considers the Federal Reserve Board’s current monetary policies and, for comparative purposes, the current yields and maturities of various other types of short-term debt instruments. The sub-adviser then selects individual securities based on the attractiveness of their yield and length of maturity. The Fund maintains a maximum weighted average portfolio maturity of no greater than 60 days. When evaluating the Fund’s performance, the Citigroup 90-day T-Bill Index is used as the benchmark.
Principal Risks
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of $10.00 per Fund share, it is possible to lose money by investing in the Fund.  Below are specific principal risks of investing in the Fund.
  Credit Risk (Money Market). Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the fourth quarter of 2006 at: 1.25%.

The Fund's lowest return for a quarter occurred in the third quarter of 2012 at: 0.00%.

The Fund’s 7-day yield for the period ended December 31, 2013 was 0.04%.
Average Annual Total Returns For periods ended 12/31/13
Average Annual Total Returns LVIP Money Market Fund	1 year	5 years	10 years
Standard Class	0.02%	0.09%	1.59%
Service Class	0.02%	0.04%	1.45%
Citigroup 90 day T-Bill Index (reflects no deductions for fees, expenses or taxes)	0.05%	0.10%	1.59%